Cover	Dec. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Entity File Number	000-54439
Entity Registrant Name	HARTFORD CREATIVE GROUP, INC.
Entity Central Index Key	0001482554
Entity Tax Identification Number	51-0675116
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8832 Glendon Way
Entity Address, City or Town	Rosemead
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91770
City Area Code	(626)
Local Phone Number	321-1915
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	HFUS
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	HARTFORD GREAT HEALTH CORP.